Note 42 - Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss	6 Months Ended
Jun. 30, 2019
Impairment or reversal of impairment on financial assets not measured at fair value through profir or loss
Impairment or Reversal of Impairment on financial assets not measured at fair value through profir or loss

42. Impairment or (reversal) of impairment on financial assets not measured at fair value through profit or loss

The breakdown of Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss by the nature of those assets in the accompanying consolidated income statements is as follows:

Impairment or (reversal) of impairment on financial assets not measured at fair value through profit or loss (Millions of Euros)
	June 2019	June 2018
Financial assets at fair value through other comprehensive income - debt securities	5	(12)
Financial assets at amortized cost	1.772	1.618
Of which: Recovery of written-off assets	(534)	(317)
Total	1.777	1.606